INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Inventory
Goods in transit	$ 3,078,170	$ 4,340,232
Supplies	21,364,864	17,534,434
Agricultural products	37,363,514	47,284,512
Inventories	150,862,729	126,044,122
Net of agricultural products	113,499,215	78,759,610
Seeds
Inventory
Inventories	1,017,394	1,183,915
Resale products
Inventory
Inventories	66,139,749	35,080,737
Microbiological products produced
Inventory
Inventories	24,823,653	21,725,042
Allowance for obsolescence
Inventory
Inventories	$ (2,924,615)	$ (1,104,750)